FINANCIAL INSTRUMENTS (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 30,708		$ 43,129		$ 6,844
Derivative assets	1,670	$ 1,226	963	$ 766
Accounts payable and accrued liabilities	(48,295)		(34,615)
Secured notes payable	$ (408,144)		$ (396,509)
Currency denominated by Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		16,837		25,509
Derivative assets		1,670		963
Accounts payable and accrued liabilities		(2,248)		(3,783)
Derivative liabilities		(653)		0
Secured notes payable		(422,262)		(414,843)
Total		$ (406,656)		$ (392,154)